Income Tax - Schedule of Loss From Continuing Operations Before Income Taxes Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Loss from continuing operations before income taxes	$ (213)	$ (157)	$ (379)
Continuing Operations [Member]
U.S.	(238)	(199)	(405)
Non-U.S.	25	42	26
Loss from continuing operations before income taxes	$ (213)	$ (157)	$ (379)